Submission	Nov. 09, 2026
Submission [Line Items]
Central Index Key	0001508655
Registrant Name	Sixth Street Specialty Lending, Inc.
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES